Organization, Basis of Presentation and Liquidity	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Basis of Presentation and Liquidity [Abstract]
ORGANIZATION, BASIS OF PRESENTATION AND LIQUIDITY

NOTE 1 – ORGANIZATION, BASIS OF PRESENTATION AND LIQUIDITY

Lakewood-Amedex Biotherapeutics Inc. (“Lakewood-Amedex” or the “Company”) is a Nevada corporation headquartered in University Park, Florida. The Company was originally incorporated on July 11, 2006 under the name Nu Pharmas, Inc. and redomiciled from Delaware to Nevada in June 2025.

The Company is a clinical-stage biotechnology company focused on the development of novel antimicrobial therapeutics for the treatment of serious infectious diseases, including infections caused by antibiotic-resistant bacteria. The Company’s product candidates are designed for localized delivery to the site of infection for the treatment of both acute and chronic infectious diseases.

As of June 30, 2026, the Company owned 71 issued patents and had 30 pending patent applications covering its product candidates and related technologies.

The Company’s lead product candidate, Nu-3 (Bisphosphocin® gel formulation), is being developed as a topical antimicrobial therapy for the treatment of infections in diabetic foot ulcers. The Company has completed a Phase 1 safety study and an exploratory Phase 2 clinical trial of Nu-3 and is preparing to start a Phase 2a dose-comparison clinical study to evaluate dosing and administration for the treatment of mildly infected diabetic foot ulcers (“iDFU”). The Company is also continuing preclinical development activities for additional antimicrobial product candidates.

On April 23, 2026, the Company’s common stock commenced trading on the Nasdaq Capital Market under the ticker symbol LABT.

Liquidity and Going Concern Considerations

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Accordingly, the accompanying financial statements do not include any adjustments relating to the recoverability of assets and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company incurred a net loss of approximately $4.7 million for the six months ended June 30, 2026 and used approximately $2.5 million in net cash from operating activities during the same period. The Company has historically incurred recurring operating losses and negative operating cash flows and expects to continue to incur operating losses and consume cash as it executes its business plan. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the condensed financial statements are issued.

During the quarter ended June 30, 2026, the Company completed the issuance of 937,500 shares of Series C Convertible Preferred Stock (“Series C Financing”) for aggregate gross proceeds of approximately $7.5 million and net proceeds of approximately $6.8 million after deducting placement agent commissions and other offering costs. In addition, the Company repaid in full all short-term promissory notes issued during April 2026, together with accrued interest, using a portion of the proceeds from the financing.

On April 23, 2026, the Company completed its direct listing on the Nasdaq Capital Market. In connection with the listing, all outstanding convertible promissory notes with an aggregate principal balance of approximately $1.5 million, together with accrued interest thereon, automatically converted into shares of the Company’s common stock in accordance with their terms. In addition, all outstanding shares of the Company’s Series A Convertible Preferred Stock and Series B Convertible Preferred Stock, including all accumulated and unpaid Series B dividends, automatically converted into shares of the Company’s common stock in accordance with their terms.

Management believes that the net proceeds from the Series C Financing, together with the elimination of outstanding debt obligations through the automatic conversions completed in connection with the Nasdaq listing, have significantly strengthened the Company’s balance sheet and improved its near-term liquidity. Based on its current operating plan, management believes these actions are expected to provide sufficient liquidity to fund operations into the first quarter of 2027.

The Company will require additional capital to fund operations beyond that period and to execute its long-term business plan. Accordingly, management intends to pursue additional capital through one or more equity financings, debt financings, strategic partnerships, licensing arrangements, government grants or other financing alternatives. There can be no assurance that such financing will be available on acceptable terms, or at all.

The Company’s Nasdaq listing also provides management with increased access to the public capital markets, which management believes enhances the Company’s ability to pursue future financing opportunities.

Because the Company will require additional financing within one year after the date these condensed financial statements are issued and such financing is not considered probable under the provisions of ASC 205-40, management has concluded that its plans do not alleviate the substantial doubt about the Company’s ability to continue as a going concern.

Interim Financial Information

The accompanying unaudited condensed financial statements have been prepared in accordance with U.S. GAAP for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete annual financial statements.

The condensed balance sheet as of June 30, 2026 and the condensed statements of operations, stockholders’ equity (deficit) and cash flows for the three and six months ended June 30, 2026 and 2025 are unaudited. The balance sheet as of December 31, 2025 has been derived from the audited financial statements as of that date but does not include all disclosures required by U.S. GAAP for annual financial statements. These condensed financial statements should be read in conjunction with the Company’s audited financial statements and related notes as of and for the year ended December 31, 2025 included in the Company’s Registration Statement on Form S-1, as amended.

In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting only of normal recurring adjustments, considered necessary for a fair presentation of the Company’s financial condition as of June 30, 2026 and results of its operations and cash flows for the interim periods presented. The results of operations for the interim periods presented are not necessarily indicative of the results to be expected for the full year ending December 31, 2026 or for any future interim period.

Comparative Amounts

Certain share and per share amounts presented in these condensed financial statements have been retroactively adjusted to reflect the one-for-5.92 reverse stock split that became effective on September 29, 2025 and the one-for-ten reverse stock split that became effective on June 19, 2026, each as described in Note 6. As a result, certain share and per share amounts previously reported for prior periods have been revised to conform to the current presentation.

Upon review of the comparative period amounts, Management determined that the Company had not appropriately reflected the retroactive effect of its one-for-5.92 reverse stock split, which was effective on September 29, 2025, in its previously issued financial statements for the three and six months ended June 30, 2025.

Accordingly, the comparative June 30, 2025 information presented herein has been revised to reflect the reverse stock split on the correct retroactive basis. The correction had no impact on the Company’s previously reported total assets, total liabilities, stockholders’ equity (deficit), net loss, or cash flows. The correction affected common shares outstanding, loss per share, weighted-average shares outstanding, and certain related equity disclosures. See the additional disclosures in Note 2, “Net Loss per Common Share.”

NOTE 1 — BUSINESS, LIQUIDITY AND CAPITAL RESOURCES

Overview

Lakewood-Amedex Biotherapeutics Inc., a Nevada corporation (“Lakewood-Amedex” or the “Company”), headquartered in University Park, Florida, was formed on July 11, 2006 under the name Nu Pharmas, Inc. (“Nu Pharmas”).

On January 26, 2007, Nu Pharmas acquired substantially all the assets of Renaissance Nutraceuticals, Inc., a Delaware corporation. On April 9, 2007, Nu Pharmas changed its name to Amedex Therapeutics, Inc. (“Amedex Therapeutics”). On November 11, 2007, Amedex Therapeutics acquired substantially all the assets of Lakewood Pharmaceuticals, Inc., a Delaware corporation. On February 1, 2008, Amedex Therapeutics changed its name to Lakewood-Amedex Inc. On June 5, 2025, Lakewood-Amedex Inc. changed its name to Lakewood-Amedex Biotherapeutics Inc. and redomiciled as a Nevada corporation.

Lakewood-Amedex is focused on leveraging unique, pioneering science to address unmet needs in the treatment of serious infectious diseases, improving patient outcomes, and significantly reducing the threat posed by antibiotic-resistant bacterial strains like MRSA, NDM-l, and many others. The Company’s product candidates consist of antimicrobials that are targeted at acute and chronic infectious diseases, and which are delivered locally to the site of infection. As of June 2026, the Company has 71 patents and 30 pending patent applications covering its products and technologies for application in major pharmaceutical markets. The Company has successfully completed its first human clinical trial for its lead product, the broad-spectrum Bisphosphocin® (anti-bacterial) Nu-3 for the topical treatment of chronically infected diabetic foot ulcers. The Company plans to conduct an additional dose comparative phase 2 study, which is expected to identify the dose for phase 3 and later commercialization, as well as the most appropriate administration regimen for Nu-3 gel formulation in mildly infected diabetic foot ulcers. Furthermore, early-stage pipeline compounds will be further characterized to identify the best compound/clinical indication match for further non-clinical and clinical evaluation.

Liquidity, Capital Resources and Going Concern Considerations

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Accordingly, the financial statements do not include any adjustments relating to the recoverability of assets and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. However, there is uncertainty about the Company’s ability to successfully raise cash through financing activities and the Company’s management does not believe that cash on hand will be adequate to fund its limited overhead and other cash requirements over the next 12 months. The Company recognized a net loss of approximately $3.8 million for the year ended December 31, 2025. The Company used approximately $1.9 million in net cash from operating activities for the year ended December 31, 2025 and has historically incurred losses from operations and expects to continue to generate negative cash flows as the Company implements its business plan. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued.

In order to continue as a going concern, the Company will need, among other things, additional capital resources. Management’s plan is to obtain such resources for the Company by seeking third party equity and/or debt financing and obtaining capital from the board of directors and/or significant shareholders sufficient to meet its minimal operating expenses. In May 2025, the Company raised $1.25 million in gross proceeds through the issuance of short-term convertible promissory notes bearing interest at 10% and maturing on March 31, 2026. In conjunction with this financing, two previously issued short-term notes, $200,000 issued on March 7, 2025, and $50,000 issued on April 7, 2025, were modified to align with the terms of the new convertible notes, resulting in a total of $1.5 million in convertible notes outstanding as of the reporting date. The principal and accrued interest of these notes will automatically convert to registered common stock at $80.00 per share on a direct listing on Nasdaq. The Company has also entered into an agreement with a placement agent and broker dealer to provide consulting services, capital markets advisory services, broker dealer services, and service as a placement agent. The placement agent will assist the Company in preparing for a direct listing on Nasdaq and raising approximately $6.8 million ($7.5 million investment net of estimated expenses) from an offering of Convertible Preferred Stock prior to the date of listing.

Management cannot provide any assurances that the Company will be successful in accomplishing any of its plans. As such, there is substantial doubt about the Company’s ability to continue as a going concern.